UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------


                    Date of reporting period: August 31, 2004
                                              ---------------

Item 1.  SCHEDULE OF INVESTMENTS

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 70.66%

      Apparel - 0.25%
          Nike, Inc. ...........................................................                     1,600             $    120,496
                                                                                                                       ------------

      Banks - 2.83%
          M & T Bank Corporation ...............................................                     2,030                  192,809
          SunTrust Banks, Inc. .................................................                     1,100                   74,910
          Wells Fargo Company ..................................................                    18,922                1,111,668
                                                                                                                       ------------
                                                                                                                          1,379,387
                                                                                                                       ------------
      Beverages - 6.36%
          The Coca-Cola Company ................................................                    69,430                3,104,215
                                                                                                                       ------------

      Building Materials - 0.63%
       (a)American Standard Companies, Inc. ....................................                     8,190                  308,026
                                                                                                                       ------------

      Chemicals - 1.18%
          The Sherwin-Williams Company .........................................                    13,970                  576,961
                                                                                                                       ------------

      Commercial Services - 3.14%
          Cendant Corporation ..................................................                     9,000                  194,670
          H&R Block, Inc. ......................................................                     3,320                  160,223
       (a)Iron Mountain Incorporated ...........................................                     7,650                  235,850
          Moody's Corporation ..................................................                    13,705                  939,615
                                                                                                                       ------------
                                                                                                                          1,530,358
                                                                                                                       ------------
      Cosmetics & Personal Care - 2.73%
          The Gillette Company .................................................                    31,380                1,333,650
                                                                                                                       ------------

      Diversified Financial Services - 3.80%
          American Express Company .............................................                    37,050                1,853,241
                                                                                                                       ------------

      Electric - 1.38%
          FPL Group, Inc. ......................................................                     5,865                  405,858
       (a)Reliant Energy, Inc. .................................................                    27,000                  268,920
                                                                                                                       ------------
                                                                                                                            674,778
                                                                                                                       ------------
      Food - 2.30%
          Cadbury Schweppes PLC ................................................                     6,500                  212,225
          Sysco Corporation ....................................................                    18,166                  583,855
          WM Wrigley Jr. Company ...............................................                     5,300                  328,759
                                                                                                                       ------------
                                                                                                                          1,124,839
                                                                                                                       ------------
      Health Care Services - 0.77%
       (a)Five Star Quality Care, Inc. .........................................                         4                       22
          HCA Inc. .............................................................                     9,700                  376,457
                                                                                                                       ------------
                                                                                                                            376,479
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.14%
    Leucadia National Corporation ..............................................                    10,300             $    556,200
                                                                                                                       ------------

Home Builders - 0.13%
 (a)Champion Enterprises Inc. ..................................................                     6,700                   64,521
                                                                                                                       ------------

Home Furnishings - 0.32%
    Ethan Allen Interiors, Inc. ................................................                     4,430                  158,328
                                                                                                                       ------------

Insurance - Multiline - 16.18%
    Ambac Financial Group, Inc. ................................................                     8,380                  632,690
    American International Group, Inc. .........................................                    32,150                2,290,366
    Everest Re Group, Ltd. .....................................................                    20,015                1,404,252
    PartnerRe Ltd. .............................................................                    11,005                  564,887
    Platinum Underwriters Holding Limited ......................................                     2,000                   56,760
    RenaissanceRe Holdings Ltd. ................................................                    36,978                1,779,381
    The Allstate Corporation ...................................................                    24,750                1,168,448
                                                                                                                       ------------
                                                                                                                          7,896,784
                                                                                                                       ------------
Insurance - Property & Casualty - 15.67%
    ACE Limited ................................................................                    15,547                  599,337
    Fidelity National Financial, Inc. ..........................................                    23,463                  883,382
    Infinity Property & Casualty Corporation ...................................                     6,900                  189,198
 (a)Markel Corporation .........................................................                     7,200                2,115,720
 (a)ProAssurance Corporation ...................................................                     6,900                  232,944
    SAFECO Corporation .........................................................                     6,000                  289,020
    The Chubb Corporation ......................................................                    15,400                1,047,354
    The Progressive Corporation ................................................                     9,360                  751,608
    Wesco Financial Corporation ................................................                       386                  133,556
    White Mountains Insurance Group Ltd. .......................................                     2,800                1,408,204
                                                                                                                       ------------
                                                                                                                          7,650,323
                                                                                                                       ------------
Media - 2.16%
 (a)Comcast Corp. ..............................................................                     2,500                   70,425
    Gannett Company, Inc. ......................................................                     1,698                  143,821
    The Washington Post Company ................................................                       970                  842,445
                                                                                                                       ------------
                                                                                                                          1,056,691
                                                                                                                       ------------
Miscellaneous Manufacturing - 0.29%
    Dover Corporation ..........................................................                     3,800                  143,374
                                                                                                                       ------------







                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.28%
          Exxon Mobil Corporation ................................................                   7,000             $    322,700
          PetroChina Company Limited .............................................                   6,000                  302,160
                                                                                                                       ------------
                                                                                                                            624,860
                                                                                                                       ------------
      Packaging & Containers - 0.43%
       (a)Sealed Air Corporation .................................................                   4,252                  208,858
                                                                                                                       ------------

      Pipelines - 1.66%
          Kinder Morgan, Inc. ....................................................                  13,400                  810,700
                                                                                                                       ------------

      Real Estate Investment Trusts - 0.41%
          Tanger Factory Outlet Centers, Inc. ....................................                   2,735                  120,614
          The Town & Country Trust ...............................................                   3,156                   80,131
                                                                                                                       ------------
                                                                                                                            200,745
                                                                                                                       ------------
      Retail - 1.04%
          Brown Shoe Company, Inc. ...............................................                   3,300                   87,516
       (a)P.F. Chang's China Bistro, Inc. ........................................                   1,000                   41,920
          Yum! Brands, Inc. ......................................................                   5,150                  204,507
       (a)Zale Corporation .......................................................                   6,800                  174,216
                                                                                                                       ------------
                                                                                                                            508,159
                                                                                                                       ------------
      Software - 1.35%
          Automatic Data Processing, Inc. ........................................                   7,200                  286,344
          First Data Corporation .................................................                   8,770                  370,533
                                                                                                                       ------------
                                                                                                                            656,877
                                                                                                                       ------------
      Textiles - 3.23%
       (a)Mohawk Industries, Inc. ................................................                  20,495                1,576,475
                                                                                                                       ------------


          Total Common Stocks (Cost $29,022,824) .................................                                       34,495,324
                                                                                                                       ------------

MUTUAL FUNDS - 4.07%

      PIMCO High Yield Fund ......................................................                 188,453                1,814,803
      Templeton Global Income Fund Inc. ..........................................                  20,200                  172,912
                                                                                                                       ------------

          Total Mutual Funds (Cost $1,901,439) ...................................                                        1,987,715
                                                                                                                       ------------








                                                                                                                        (Continued)

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                  Value
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.91%

      Evergreen Institutional Municipal Money Market Fund ..................................       204,787             $    204,787
      Merrimac Cash Series Fund ............................................................     2,192,098                2,192,098
                                                                                                                       ------------

          Total Investment Companies (Cost $2,396,885) .....................................                              2,396,885
                                                                                                                       ------------


Total Value of Investments (Cost $33,321,148 (b)) ..........................................         79.64 %            $38,879,924
Other Assets Less Liabilities ..............................................................         20.36 %              9,937,370
                                                                                                ----------             ------------

      Net Assets ...........................................................................        100.00 %           $ 48,817,294
                                                                                                ==========             ============



      (a) Non-income producing investment

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation ........................................................             $  6,046,020
          Aggregate gross unrealized depreciation ........................................................                 (487,244)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  5,558,776
                                                                                                                       ============










Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: October 23, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  October 23, 2004